Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 726	$ 1,298
Adoption of IFRS 16 (note 12)		(663)
Provision recognized		507
Utilization of provision	(416)	(389)
Change in the provision	33	4
Unwinding of discount and impact of foreign exchange rate changes	28	(31)
Ending balance	371	726
Less: current portion	92	418
Non-current portion	279
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	396	547
Adoption of IFRS 16 (note 12)
Provision recognized
Utilization of provision	(93)	(137)
Change in the provision	33	4
Unwinding of discount and impact of foreign exchange rate changes	35	(18)
Ending balance	371	396
Less: current portion	92
Non-current portion	279
2017 German Restructuring Onerous Lease [Member]
Statement Line Items [Line Items]
Beginning balance		663
Adoption of IFRS 16 (note 12)		(663)
Provision recognized
Utilization of provision
Change in the provision
Unwinding of discount and impact of foreign exchange rate changes
Ending balance
Less: current portion
Non-current portion
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	330	88
Adoption of IFRS 16 (note 12)
Provision recognized		507
Utilization of provision	(323)	(252)
Change in the provision
Unwinding of discount and impact of foreign exchange rate changes	(7)	(13)
Ending balance		$ 330
Less: current portion
Non-current portion